Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

Property, plant and equipment, net consists of the following:

At December 31,	2024	2025
	(’000)	(’000)
At cost:
Land	$329	$—
Buildings	24,248	12,661
Machinery and equipment	778	860
Leasehold improvements	5,724	3,939
Furniture and fixtures	235	173
Motor vehicles	50	219
Total	31,364	17,852
Less: accumulated depreciation	(11,716)	(7,273)
Less: Impairment	(3,457)	(3,535)
Deposit for fixed assets	65	113
Net book value	$16,256	$7,157